VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

February 11, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Voya Government Money Market Portfolio
(File Nos. 002-53038; 811-02565)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 97 (the "Amendment") to the Registration Statement of Voya Government Money Market Portfolio (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") and shall become effective on May 1, 2021.

The Amendment for the Registrant is being filed for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act for Voya Government Money Market Portfolio.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza Ropes & Gray LLP